NOTE 2 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]

NOTE 2 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

DSB is required to maintain noninterest-bearing deposits on hand or with the Federal Reserve Bank. Required reserves of $1,249,000 and $974,000 as of December 31, 2011 and 2010, respectively, were satisfied by currency and coin holdings. Effective December 31, 2010, accounts at each institution where DBI maintains a correspondent banking relationship are insured in full by the Federal Deposit Insurance Corporation Transaction Guarantee Program until December 31, 2012, upon which time the insurance is expected to revert back to $250,000.